                                 THE GALAXY FUND
                                  (THE "TRUST")


                          GALAXY ASSET ALLOCATION FUND
                            GALAXY EQUITY INCOME FUND
                          GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                            GALAXY EQUITY GROWTH FUND
                              GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                           GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND

                RETAIL A SHARES, RETAIL B SHARES AND TRUST SHARES


                        SUPPLEMENT DATED OCTOBER 31, 2001
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2001


         1. The section entitled "Investment Limitations" on pages 44-54 of the Statement of Additional Information is deleted and replaced by the following:

                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

         No Fund may:

         1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

         2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Growth Fund II may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

         3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (b) with respect to the Growth Fund II, investment of all of the investable assets of the Fund in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund)).

         4. Make loans except to the extent permitted by the 1940 Act.

         5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

         6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

         The following investment limitation with respect to the Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

         8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         The following investment limitations with respect to the Asset Allocation Fund, Equity Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, International Equity Fund, Pan Asia Fund, Small Company Equity Fund and Growth Fund II may be changed by Galaxy's Board of Trustees without shareholder approval:

         9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Equity Growth Fund, International Equity Fund, Pan Asia Fund, Small Company Equity Fund and Growth Fund II may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Strategic Equity Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

        10. A Fund may not purchase securities of companies for the purpose of exercising control.

        11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that (i) the Strategic Equity Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund, and
            (ii) the Growth Fund II may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

         The following investment limitation with respect to the Asset Allocation Fund, Equity Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, International Equity Fund, Pan Asia Fund and Small Company Equity Fund may be changed by Galaxy's Board of Trustees without shareholder approval:

        12. A Fund may not invest more than 15% of its net assets in illiquid securities.

         The following investment limitations with respect to the Growth and Income and Small Cap Value Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

        13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

        14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

        15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

        16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of Galaxy or Fleet, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

        17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may purchase the securities of issuers which invest in or sponsor such programs.

        18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

        19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

        20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

        21. Neither Fund may invest in companies for the purpose of exercising management or control.

        22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

         The following investment limitations with respect to the Growth Fund II may be changed by Galaxy's Board of Trustees without shareholder approval:

        23. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets, provided that this limitation does not apply to an investment of all of the investable assets of the Fund in a Qualifying Portfolio (i.e. a diversified open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

        24. The Fund may not purchase or retain securities of an issuer if, to the knowledge of Galaxy, an officer, trustee, member or director of Galaxy or any investment adviser of Galaxy owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

        25. The Fund may not invest in interests in oil, gas or other mineral exploration or development programs. The Fund may not invest in oil, gas or mineral leases.

         With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest). Mortgage dollar rolls and U.S. Treasury rolls entered into by the Asset Allocation Fund that are not accounted for as financings shall not constitute borrowings.

         With respect to Investment Limitation No. 2 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

         With respect to Investment Limitation No. 4 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

         With respect to Investment Limitation No. 11 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition,
(a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than

5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

         Each Fund may purchase Rule 144A securities. Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 15% limitation on purchases of illiquid instruments described above, Rule 144A securities will not be considered to be illiquid if Fleet, Oechsle and/or UOBGC has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

         2. The following sentence is inserted after the first sentence of the second paragraph of the section entitled "Investment Adviser" on page 75 of the Statement of Additional Information:

         The Funds, other than the International Equity and Pan Asia Funds, have been advised by Fleet that, effective August 1, 2001 and until further notice to Galaxy's Board of Trustees, it intends to waive advisory fees payable by the Funds so that advisory fees payable by the Funds would be as follows: 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion.

                                 THE GALAXY FUND
                                  (THE "TRUST")


                          GALAXY ASSET ALLOCATION FUND
                            GALAXY EQUITY INCOME FUND
                          GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                            GALAXY EQUITY GROWTH FUND
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                           GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND
                           GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                          GALAXY HIGH QUALITY BOND FUND
                           GALAXY TAX-EXEMPT BOND FUND

                        PRIME A SHARES AND PRIME B SHARES


                        SUPPLEMENT DATED OCTOBER 31, 2001
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2001


    1. The section entitled "Investment Limitations" on pages 46-56 of the Statement of Additional Information is deleted and replaced by the following:

                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectus, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

         No Fund may:

         1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

         2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act.

         3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and (b) with respect to the Tax-Exempt Bond Fund, securities issued by any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions).

         4. Make loans except to the extent permitted by the 1940 Act.

         5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

         6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

         The following investment limitation with respect to the Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

         8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         The following investment limitations with respect to the Asset Allocation, Equity Income, Strategic Equity, Equity Value, Equity Growth, International Equity, Pan Asia, Small Company Equity, Short-Term Bond, Intermediate Government Income, High Quality Bond and Tax-Exempt Bond Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

         9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that (i) each of the Asset Allocation, Equity Income, Equity Value, Equity Growth, International Equity, Pan Asia, Small Company Equity, Short-Term Bond, Intermediate Government Income, High Quality Bond and Tax-Exempt Bond Funds may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options, and (ii) the Strategic Equity Fund may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

        10. A Fund may not purchase securities of companies for the purpose of exercising control.

        11. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Strategic Equity Fund may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

         The following investment limitation with respect to the Asset Allocation, Equity Income, Strategic Equity, Equity Value, Equity Growth, International Equity, Pan Asia, Small Company Equity, Short-Term Bond, Intermediate Government Income, High Quality Bond and Tax-Exempt Bond Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

        12. No Fund may invest more than 15% of its net assets in illiquid securities.

         The following investment limitations with respect to the Growth and Income and Small Cap Value Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

        13. The Funds may not invest more than 15% of their respective net assets in securities subject to restrictions on resale under the Securities Act of 1933 (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain securities which meet the criteria for liquidity as established by the Board of Trustees).

        14. Each Fund will limit its investments in other investment companies to not more than 3% of the total outstanding voting stock of any investment company; will invest no more than 5% of its total assets in any one investment company; and will invest no more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets.

        15. The Funds will purchase the securities of other investment companies only in open market transactions involving only customary broker's commissions. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

        16. Neither Fund may purchase or retain the securities of any issuer if the officers and Trustees of Galaxy or Fleet, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

        17. Neither Fund may purchase or sell interests in oil, gas, or mineral exploration or development programs or leases; except that the Funds may purchase the securities of issuers which invest in or sponsor such programs.

        18. Neither Fund may purchase put options on securities, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

        19. Neither Fund may write call options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. Neither Fund may write call options in excess of 5% of the value of its total assets.

        20. Neither Fund will invest more than 15% of the value of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain securities not determined by the Board of Trustees to be liquid.

        21. Neither Fund may invest in companies for the purpose of exercising management or control.

        22. Neither Fund may invest more than 5% of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

         The following investment limitation with respect to the Intermediate Government Income and High Quality Bond Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

        23. Each Fund may invest up to 35% of its total assets in securities of foreign issuers and may also invest in U.S. dollar-denominated obligations of U.S. corporations issued outside the United States.


         The following investment limitation with respect to the Tax-Exempt Bond Fund may be changed by Galaxy's Board of Trustees without shareholder approval:

        24. The Fund may invest in foreign securities to the extent consistent with its investment objective and policies.

         With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest). Mortgage dollar rolls and U.S. Treasury rolls entered into by the Asset Allocation, Short-Term Bond, Intermediate Government Income and High Quality Bond Funds that are not accounted for as financings shall not constitute borrowings.

         With respect to Investment Limitation No. 2 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

         With respect to Investment Limitation No. 4 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

         With respect to Investment Limitation No. 11 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition,
(a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

         Each Fund except the Tax-Exempt Bond Fund may purchase Rule 144A securities. Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 15% limitation on purchases of illiquid instruments described above, Rule 144A securities will not be considered to be illiquid if Fleet, Oechsle and/or UOBGC has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

         2. The following sentence is inserted after the first sentence of the second paragraph of the section entitled "Investment Adviser" on page 75 of the Statement of Additional Information:

         The Funds, other than the International Equity and Pan Asia Funds, have been advised by Fleet that, effective August 1, 2001 and until further notice to Galaxy's Board of Trustees, it intends to waive advisory fees payable by the Funds so that advisory fees payable by the Funds would be as follows: (i) with respect to the Asset Allocation, Equity Income, Growth and Income, Strategic Equity, Equity Value, Equity Growth, Small Cap Value and Small Company Equity Funds, 0.75% of the first $500 million of average daily net assets, plus 0.70% of the next $500 million of average daily net assets, plus 0.65% of the next $500 million of average daily net assets, plus 0.60% of the next $500 million of average daily net assets, plus 0.55% of average daily net assets in excess of $2 billion; and (ii) with respect to the Short-Term Bond, Intermediate Government Income, High Quality Bond and Tax-Exempt Bond Funds, 0.55% of the first $500 million of average daily net assets, plus 0.50% of the next $500 million of average daily net assets, plus 0.45% of the next $500 million of average daily net assets, plus 0.40% of the next $500 million of average daily net assets, plus 0.35% of average daily net assets in excess of $2 billion.

                                 THE GALAXY FUND
                                  (THE "TRUST")


                            GALAXY MONEY MARKET FUND

                RETAIL A SHARES, RETAIL B SHARES AND TRUST SHARES

                       GALAXY GOVERNMENT MONEY MARKET FUND
                     GALAXY U.S. TREASURY MONEY MARKET FUND
                       GALAXY TAX-EXEMPT MONEY MARKET FUND

                        RETAIL A SHARES AND TRUST SHARES

                 GALAXY CONNECTICUT MUNICIPAL MONEY MARKET FUND
                GALAXY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
                   GALAXY NEW YORK MUNICIPAL MONEY MARKET FUND

                        RETAIL A SHARES AND PRIME SHARES

                        SUPPLEMENT DATED OCTOBER 31, 2001
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2001



         The section entitled "Investment Limitations" on pages 35-42 of the Statement of Additional Information is deleted and replaced by the following:

                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectuses, the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

         No Fund may:

      1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

      2. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (b) with respect to the Money Market Fund, securities issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks; and (c) with respect to the Tax-Exempt Money Market Fund, Connecticut Municipal Money Market Fund, Massachusetts Municipal Money Market Fund and New York Municipal Money Market Fund, securities issued by any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions).

      3. Make loans except to the extent permitted by the 1940 Act.

      4. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

      5. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

      6. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

      Additionally, each of the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds may not:

      7. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that each Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule.

         The following investment limitations with respect to the Money Market, Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

      8. A Fund may not invest more than 10% of its net assets in illiquid securities.

      9. Each Fund may purchase foreign securities to the extent consistent with its investment objective and policies.

     10. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

     11. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof.

     12. A Fund may not purchase securities of companies for the purpose of exercising control.

     13. A Fund may not purchase the securities of other investment companies except as permitted by the 1940 Act.

     14. The Government Money Market Fund may not purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         The following investment limitations with respect to the Connecticut Municipal Money Market, Massachusetts Municipal Money Market and New York Municipal Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

     15. No Fund may with respect to at least 50% of its total assets invest more than 5% of its total assets in the securities of a single issuer, and no Fund may invest more than 25% of its total assets in the securities of a single issuer at the close of each quarter of each fiscal year. Under this limitation, each governmental subdivision, including states, territories and possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If, in the case of an industrial development bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, as well as the other issuer, subject to limited exclusions allowed by the 1940 Act.

     16. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

     17. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act.

     18. No Fund may purchase or retain the securities of any issuer if the officers and Trustees of Galaxy or Fleet, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.

     19. No Fund may purchase or sell interests in oil, gas, or other mineral exploration or development programs or leases.

     20. No Fund may purchase or sell puts, calls, straddles, spreads, or any combination thereof, except that each such Fund may purchase Municipal Securities accompanied by agreements of sellers to repurchase them at the Fund's option.

     21. No Fund may invest more than 10% of its net assets in illiquid securities.

         With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

         With respect to Investment Limitation No. 3 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

         With respect to Investment Limitation No. 7 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation") or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

         With respect to Investment Limitation Nos. 13 and 17 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition,
(a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 10% of its net assets.

         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a

Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Money Market Fund is subject to the 5% limitation described above in connection with Investment Limitation No. 7 as to all of its assets; however in accordance with such Rule, the Money Market Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 7 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

         Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Money Market Fund or any Tax-Exempt Money Market Fund in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                                 THE GALAXY FUND
                                  (THE "TRUST")


                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                 GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

              CLASS I SHARES, CLASS II SHARES AND CLASS III SHARES

                GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

                                 CLASS I SHARES


                        SUPPLEMENT DATED OCTOBER 31, 2001
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2001


         The section entitled "Investment Limitations" on pages 19-25 of the Statement of Additional Information is deleted and replaced by the following:

                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectus(es), the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

         Each of the Institutional Money Market and Institutional Government Money Market Funds may not:

         1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

         2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that (a) the Fund may invest without regard to this limitation to the extent permitted by Rule 2a-7 under the 1940 Act or any successor rule, and (b) the Institutional Money Market Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

         3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, (b) with respect to the Institutional Money Market Fund, securities issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, and (c) with respect to the Institutional Money Market Fund, investment of all of the investable assets of the Fund in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund)).

         4. Make loans except to the extent permitted by the 1940 Act.

         5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

         6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         7. Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

         The Institutional Treasury Money Market Fund may not:

         8. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities and to investments in obligations issued by domestic banks, foreign branches of domestic banks and U.S. branches of foreign banks, to the extent that the Fund may under the 1940 Act reserve freedom of action to concentrate its investments in such securities. The Fund has reserved its freedom of action to concentrate its investments in government securities and bank instruments described in the foregoing sentence. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) suprantional entities will be considered to be a separate industry; and (iv) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower.

         9. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.

        10. Acquire more than 10% of the voting securities of any one issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) or invest more than 5% of the total assets of the Fund in the securities of an issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities).

        11. Invest in companies for the purpose of exercising control.

        12. Borrow, except that the Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33-1/3% of the Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). This borrowing provision is included solely to facilitate the orderly sale of Fund securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. The Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 5% of its total assets (taken at market value), and any interest paid on such borrowings will reduce income.

        13. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by Investment Limitation No. 12 above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

        14. Purchase or sell real estate, including real estate limited partnership interests, commodities and commodities contracts, but excluding interests in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts. The Fund may invest in futures contracts and options thereon to the extent described in the Prospectuses and elsewhere in this Statement of Additional Information.

        15. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

        16. Act as underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by the Fund.

        17. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

        18. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

        19. Write or purchase puts, calls, or other options or combinations thereof, except that the Fund may write covered call options with respect to any or all of the securities it holds, subject to any limitations described in the Prospectuses or elsewhere in this Statement of Additional Information and the Fund may purchase and sell other options as described in the Prospectuses and this Statement of Additional Information.

         The following investment limitations with respect to the Institutional Money Market and Institutional Government Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

        20. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

        21. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that the Institutional Money Market Fund may, to the extent consistent with its investment objectives and policies, write covered call options and purchase and sell other options.

        22. A Fund may not purchase the securities of companies for the purpose of exercising control.

        23. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that the Institutional Money Market Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

        24. The Institutional Government Money Market Fund may not invest more than 10% of its net assets in illiquid securities.

        25. The Institutional Government Money Market Fund may purchase foreign securities to the extent consistent with its investment objectives and policies.

        26. The Institutional Government Money Market Fund may not purchase securities other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

        27. The Institutional Government Money Market Fund may not invest in obligations having remaining maturities in excess of 397 days, except that certain variable and floating rate instruments may bear longer maturities (provided certain provisions are met).

         The following investment limitations with respect to the Institutional Money Market and Institutional Treasury Money Market Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

        28. Neither Fund may invest in warrants.

        29. Neither Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 10% of that Fund's net assets, provided that this limitation does not apply to an investment of all of the investable assets of the Institutional Money Market Fund in a Qualifying Portfolio (i.e., a diversified, open-end investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

        30. Neither Fund may purchase or retain securities of an issuer if, to the knowledge of Galaxy, an officer, trustee, member or director of Galaxy or any investment adviser of Galaxy owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

        31. Neither Fund may invest in interests in oil, gas or other mineral exploration or development programs. Neither Fund may invest in oil, gas or mineral leases.

         With respect to Investment Limitation Nos. 1 and 12 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

         With respect to Investment Limitation Nos. 2 and 10 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation") or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

         With respect to Investment Limitation Nos. 4 and 9 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

         With respect to Investment Limitation Nos. 17 and 23 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition,
(a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 10% of its net assets.

         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, each Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act which regulates money market funds. In accordance with Rule 2a-7, the Institutional Money Market Fund is subject to the 5% limitation described in connection with Investment Limitation No. 2 above as to all of its assets; however in accordance with such Rule, the Institutional Money Market Fund will be able to invest more than 5% (but no more than 25%) of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, provided that the Fund may not hold more than one such investment at any one time. Adherence by a Fund to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation Nos. 2 and 10 above. Each Fund will determine the effective maturity of its respective investments, as well as its ability to consider a security as having received the requisite short-term ratings by Rating Agencies, according to Rule 2a-7. A Fund may change these operating policies to reflect changes in the laws and regulations without the approval of its shareholders.

         The Institutional Money Market Fund may purchase Rule 144A securities. Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Investment by the Fund in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the Fund's 10% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

                                 THE GALAXY FUND
                                  (THE "TRUST")


                           GALAXY SHORT-TERM BOND FUND
                   GALAXY INTERMEDIATE GOVERNMENT INCOME FUND
                          GALAXY HIGH QUALITY BOND FUND

                RETAIL A SHARES, RETAIL B SHARES AND TRUST SHARES

                           GALAXY CORPORATE BOND FUND

                                  TRUST SHARES

                        SUPPLEMENT DATED OCTOBER 31, 2001
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2001


         1. The section entitled "Investment Limitations" on pages 23-26 of the Statement of Additional Information is deleted and replaced by the following:


                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectus(es), the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

         No Fund may:

         1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

         2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act.

         3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

         4. Make loans except to the extent permitted by the 1940 Act.

         5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

         6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

         The following investment limitations with respect to the Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

         8. A Fund may not invest more than 15% of its net assets in illiquid securities.

         9. Each of the Intermediate Government Income and High Quality Bond Funds may invest up to 35% of its total assets in securities of foreign issuers and may also invest in U.S. dollar-denominated obligations of U.S. corporations issued outside the United States.

        10. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

        11. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that a Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options.

        12. A Fund may not purchase securities of other companies for the purpose of exercising control.

        13. A Fund may not purchase securities of other investment companies except as permitted by the 1940 Act.

         With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest). Mortgage dollar rolls and U.S. Treasury rolls entered into by a Fund that are not accounted for as financings shall not constitute borrowings.

         With respect to Investment Limitation No. 2 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

         With respect to Investment Limitation No. 4 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

         With respect to Investment Limitation No. 13 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition,
(a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

         Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. A Fund's investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of each Fund's 15% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if Fleet has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.


         2. The following sentence is inserted after the first sentence of the second paragraph of the section entitled "Investment Adviser" on page 45 of the Statement of Additional Information:


         The Funds have been advised by Fleet that, effective August 1, 2001 and until further notice to Galaxy's Board of Trustees, it intends to waive advisory fees payable by the Funds so that advisory fees payable by the Funds would be as follows: 0.55% of the first $500 million of average daily net assets, plus 0.50% of the next $500 million of average daily net assets, plus 0.45% of the next $500 million of average daily net assets, plus 0.40% of the next $500 million of average daily net assets, plus 0.35% of average daily net assets in excess of $2 billion.

                                 THE GALAXY FUND
                                  (THE "TRUST")


                           GALAXY TAX-EXEMPT BOND FUND
                      GALAXY NEW JERSEY MUNICIPAL BOND FUND
                       GALAXY NEW YORK MUNICIPAL BOND FUND
                     GALAXY CONNECTICUT MUNICIPAL BOND FUND
                    GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
                     GALAXY RHODE ISLAND MUNICIPAL BOND FUND
                    GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
               GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
              GALAXY MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

                RETAIL A SHARES, RETAIL B SHARES AND TRUST SHARES

                       GALAXY FLORIDA MUNICIPAL BOND FUND

                                     SHARES

                        SUPPLEMENT DATED OCTOBER 31, 2001
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2001


         1. The section entitled "Investment Limitations" on pages 53-58 of the Statement of Additional Information is deleted and replaced by the following:

                             INVESTMENT LIMITATIONS

         In addition to each Fund's investment objective as stated in its Prospectus(es), the following investment limitations are matters of fundamental policy and may not be changed with respect to a Fund without the affirmative vote of the holders of a majority of its outstanding shares (as defined under "Miscellaneous").

         No Fund may:

         1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

         2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act, provided, however, that the Florida Municipal Bond Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund). This limitation does not apply, however, to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

         3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than (a) securities issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions, and (b) with respect to the Florida Municipal Bond Fund, investment of all the investable assets of the Fund in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund)).

         4. Make loans except to the extent permitted by the 1940 Act.

         5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

         6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

         7. Purchase or sell commodities or commodity contracts except that a Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

         The following investment limitations with respect to the Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

         8. A Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         9. A Fund may not write or sell put options, call options, straddles, spreads or any combination thereof, except that a Fund may, to the extent consistent with its investment objective and policies, write covered call options and purchase and sell other options.

        10. A Fund may not purchase securities of companies for the purpose of exercising control.

        11. A Fund may not purchase the securities of other investment companies except as permitted by the 1940 Act, except that the Florida Municipal Bond Fund may invest all of its investable assets in a Qualifying Portfolio (i.e., a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

         The following investment limitations with respect to the Tax-Exempt Bond, New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

        12. Each of the New Jersey Municipal Bond, New York Municipal Bond, Connecticut Municipal Bond, Massachusetts Municipal Bond and Rhode Island Municipal Bond Funds may not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to 50% of the value of the Fund's total assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer.

        13. A Fund may not invest more than 15% of its net assets in illiquid securities.

        14. Each Fund may invest in foreign securities to the extent consistent with its investment objective and policies.

         The following investment limitations with respect to the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond, Massachusetts Intermediate Municipal Bond and Florida Municipal Bond Funds may be changed by Galaxy's Board of Trustees without shareholder approval:

        15. No Fund may invest in warrants.

        16. No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets, provided that this limitation does not apply to an investment of all of the investable assets of the Florida Municipal Bond Fund in a Qualifying Portfolio (i.e. a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund).

        17. No Fund may purchase or retain securities of an issuer if, to the knowledge of Galaxy, an officer, trustee, member or director of Galaxy or any investment adviser of Galaxy owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, members and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

        18. No Fund may invest in interests in oil, gas or other mineral exploration or development programs. No Fund may invest in oil, gas or mineral leases.

         With respect to Investment Limitation No. 1 above, the 1940 Act permits a Fund to borrow from any bank, provided that immediately after any such borrowing, there is an asset coverage of at least 300% for all borrowings of the Fund. In addition, a Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including accrued interest).

         With respect to Investment Limitation No. 2 above, the 1940 Act prohibits a diversified Fund from purchasing the securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that (a) up to 25% of the value of the Fund's total assets may be invested without regard to these limitations and (b) the Fund may invest in U.S. Government obligations without regard to these limitations.

         With respect to Investment Limitation No. 4 above, the 1940 Act permits a Fund to lend its portfolio securities against collateral having a value equal at all times to at least 100% of the value of the securities loaned. However, no portfolio securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the Fund would exceed 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. In addition, a Fund may engage in certain securities trading practices, such as repurchase agreements, that are deemed to be loans under the 1940 Act.

         With respect to Investment Limitation No. 11 above, the 1940 Act prohibits a Fund, subject to certain exceptions, from acquiring the securities of other investment companies if, as a result of such acquisition,
(a) the Fund owns more than 3% of the total outstanding voting stock of the investment company; (b) securities issued by any one investment company represent more than 5% of the total assets of the Fund; or (c) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

         Each Fund may purchase restricted securities, which are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under the federal securities laws. Certain restricted securities may be considered liquid pursuant to guidelines established by the Board of Trustees. To the extent restricted securities are deemed illiquid, each Fund will limit its purchase, together with other securities considered to be illiquid, to 15% of its net assets.

         Except as stated otherwise, if a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

         Each Fund may follow non-fundamental operating policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectuses and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act.

         2. The following sentence is inserted at the end of the first paragraph of the section entitled "Investment Adviser" on page 82 of the Statement of Additional Information:

         The Funds have been advised by Fleet that, effective August 1, 2001 and until further notice to Galaxy's Board of Trustees, it intends to waive advisory fees payable by the Funds so that advisory fees payable by the Funds would be as follows: 0.55% of the first $500 million of average daily net assets, plus 0.50% of the next $500 million of average daily net assets, plus 0.45% of the next $500 million of average daily net assets, plus 0.40% of the next $500 million of average daily net assets, plus 0.35% of average daily net assets in excess of $2 billion.

                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND

                                  TRUST SHARES

                       SUPPLEMENT DATED NOVEMBER 1, 2001
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY STRATEGIC EQUITY FUND

    On page 14, the sidenote captioned "Portfolio manager" is revised in its entirety to read as follows:

PORTFOLIO MANAGER

    The Fund's portfolio manager is Scott L. Davis, a Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Davis has been with the Adviser and its predecessors since 1985 and has been the Fund's portfolio manager since November 1, 2001.

                                THE GALAXY FUND

                          GALAXY ASSET ALLOCATION FUND
                           GALAXY EQUITY INCOME FUND
                         GALAXY GROWTH AND INCOME FUND
                          GALAXY STRATEGIC EQUITY FUND
                            GALAXY EQUITY VALUE FUND
                           GALAXY EQUITY GROWTH FUND
                             GALAXY GROWTH FUND II
                        GALAXY INTERNATIONAL EQUITY FUND
                              GALAXY PAN ASIA FUND
                          GALAXY SMALL CAP VALUE FUND
                        GALAXY SMALL COMPANY EQUITY FUND

                      RETAIL A SHARES AND RETAIL B SHARES

                       SUPPLEMENT DATED NOVEMBER 1, 2001
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2001

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

GALAXY STRATEGIC EQUITY FUND

    On page 16, the sidenote captioned "Portfolio manager" is revised in its entirety to read as follows:

PORTFOLIO MANAGER

    The Fund's portfolio manager is Scott L. Davis, a Vice President of the Adviser. He's primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Davis has been with the Adviser and its predecessors since 1985 and has been the Fund's portfolio manager since November 1, 2001.